J.P. MORGAN FUNDS

JPMorgan Diversified Real Return Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 2, 2015

to the Prospectuses dated December 29, 2014

Effective immediately, the portfolio manager information for the JPMorgan Diversified Real Return Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey Geller	2011	Managing Director
Katherine Santiago	2011	Executive Director
Maddi Dressner	2011	Managing Director
Nicole Goldberger	2011	Executive Director

In addition, the paragraphs entitled “Diversified Real Return Fund” in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Fund is managed by JPMIM’s Global Investment Management Solutions-Global Multi-Asset Group (GIM Solutions-GMAG). The members of the GIM Solutions-GMAG team responsible for management and oversight of the Fund are Jeffrey A. Geller, Katherine Santiago, Maddi Dessner and Nicole Goldberger. In their capacity as portfolio managers, Mr. Geller, Ms. Santiago, Ms. Dessner and Ms. Goldberger and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for the Fund. Mr. Geller, Managing Director and CFA charterholder, has been a portfolio manager of the Fund since its inception and is Chief Investment Officer (CIO) for the Americas of GIM Solutions-GMAG. An employee of JPMIM since 2006, he is a member of the Global Strategy team which establishes broad macroeconomic themes that are reflected across all portfolios managed globally by the team. Ms. Santiago, Executive Director and CFA charterholder, has been an employee of JPMIM since 2005, a portfolio manager of the Fund since its inception and is an analyst in the GIM Solutions-GMAG. Ms. Dessner, Managing Director and CFA charterholder, has been an employee of JPMIM since 1995, a member of GIM Solutions-GMAG since 2005 and has been a portfolio manager of the Fund since December 2011. Ms. Goldberger, Executive Director and CFA charterholder, has been an employee of JPMIM and a member of GIM Solutions-GMAG since 2003 and has been a portfolio manager of the Fund since December 2011.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-DRR-PM-315

J.P. MORGAN FUNDS

JPMorgan Diversified Real Return Fund

(All Share Classes)

(as series of JPMorgan Trust I)

Supplement dated March 2, 2015

to the Statement of Additional Information

dated December 29, 2014

Effective immediately, the portfolio managers’ information for the JPMorgan Diversified Real Return Fund in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of August 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Diversified Real Return Fund
Jeffrey Geller	25	$39,842,628	25	$18,297,392	5	$5,145,717
Katherine Santiago	0	0	8	2,582,287	0	0
Maddi Dressner	0	0	1	619,507	0	0
Nicole Goldberger	4	8,264,607	3	466,562	23	8,078,223

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of August 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts		Total Assets ($thousands)
Diversified Real Return Fund
Jeffrey Geller	0	$0	0	$0	0	*	$0	*
Katherine Santiago	0	0	0	0	0		0
Maddi Dressner	0	0	0	0	0		0
Nicole Goldberger	0	0	0	0	0		0

*	As of December 31, 2014.

Portfolio Managers – Ownership of Securities

The following table indicates for the Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2014.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Diversified Real Return Fund
Jeffrey Geller	X
Katherine Santiago	X
Maddi Dressner	X
Nicole Goldberger	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-DRR-PM-315